Non-financial assets and liabilities - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Raw materials	$ 1,063	$ 0
Work in progress	0	0
Finished goods	21,183	0
Inventory	$ 22,246	$ 0